Summary of the stock option activity and changes during the period (Details)	Shares	Weighted Average Exercise Price,	Weighted Average Remaining contractual Term	Aggregate Intrinsic Value
Outstanding stock option at Dec. 31, 2012	1,125,000	2.37	0	0
Granted,.	1,585,000	4.66	0	0
Forfeited,.	(137,500)	2.55	0	0
Exercised,.	(10,000)	2.00	0	0
Exercisable stock option, at Sep. 30, 2013	212,500	2.12	6.7	1,411,500
Outstanding stock option , at Sep. 30, 2013	2,562,500	3.78	9.0	12,283,140